Trade and Other Receivables - Narrative (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of provision matrix [line items]
Corresponding allowance for loan losses ECL	$ 33,162.0	$ 23,817.4
Segregated balance	2,011.1	1,833.7
Non-segregated balance	5,699.8	4,128.9
Trade debtors
Disclosure of provision matrix [line items]
Corresponding allowance for loan losses ECL	367.4	283.5
FVTPL
Disclosure of provision matrix [line items]
Corresponding allowance for loan losses ECL	15,562.3	10,390.1
FVTPL | Trade debtors
Disclosure of provision matrix [line items]
Corresponding allowance for loan losses ECL	56.6	108.7
Accumulated impairment | Trade and other current receivables
Disclosure of provision matrix [line items]
Corresponding allowance for loan losses ECL	17.6	15.2	$ 20.9
Lifetime expected credit losses | Trade receivables
Disclosure of provision matrix [line items]
Corresponding allowance for loan losses ECL	0.6	1.1
Lifetime expected credit losses | Accumulated impairment | Trade and other current receivables
Disclosure of provision matrix [line items]
Corresponding allowance for loan losses ECL	$ 0.3	$ 0.3